DELINQUENT PARTICIPANT CONTRIBUTIONS AND LOAN REPAYMENTS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Delinquent Participant Contribution [Line Items]
DELINQUENT PARTICIPANT CONTRIBUTIONS AND LOAN REPAYMENTS	DELINQUENT PARTICIPANT CONTRIBUTIONS AND LOAN REPAYMENTS
During the year ended December 31, 2024, the Company did not remit certain participant contributions and loan repayments to the Plan on a timely basis as defined by the Department of Labor’s Rules and Regulations for Reporting and Delinquent Participant Contributions Disclosure under ERISA. Untimely remittances on the Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions, which totaled $17,611 in 2024, were corrected during 2024. Lost earnings were remitted in 2025. There were no delinquent participant contributions in 2025.